Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (7.8)	€ (8.6)	€ (7.0)
Discount rate	5.80%	7.10%
Long-term growth rate	1.00%	1.00%
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 7.8	€ 8.6	€ 7.0